Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Issued capital	¥ 16,948	¥ 15,329
Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	2,453	4,152
Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	14,495	11,177
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	4,073	4,073
H Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital		1,210
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	4,275	3,065
Domestic state owned shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	2,453	2,942
Domestic state owned shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	¥ 6,147	¥ 4,039